Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Amendment 1 for Audit Report date
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42981
Entity Registrant Name	DAVION HEALTHCARE PLC
Entity Central Index Key	0002039072
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	The Cube Building
Entity Address, Address Line Two	Monahan Road
Entity Address, City or Town	Cork
Entity Address, Country	IE
Entity Address, Postal Zip Code	T12 H1XY
Title of 12(b) Security	Common Shares
Trading Symbol	DAVI
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	25,000,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Withum, Smith + Brown, PC
Auditor Location	Philadelphia, Pennsylvania
Auditor Firm ID	100
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3 Bethesda Metro Center
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	202
Local Phone Number	536 5191
Contact Personnel Name	David E. Price